SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Allowance for doubtful receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Principal accounting policies:
Prepaid expenses and other current assets	$ 353,781	$ 253,542
Accounts Receivable, Allowance for Credit Loss	9,874	1,250	$ 2,812
Prepaid expenses and other current assets
Principal accounting policies:
Accounts Receivable, Allowance for Credit Loss	$ 386	$ 166